Partnership Capital And Withdrawals	12 Months Ended
Dec. 31, 2011
Partnership Capital And Withdrawals [Abstract]
Partnership Capital And Withdrawals

Note 6. Partnership Capital and Withdrawals:

The Partnership accepts contributions as of the close of business on the last business day of each month for investment on the first day of the next succeeding month. The General Partner may accept or reject contributions and waive the minimum contribution amounts in its sole discretion.

Effective November 1, 2010, the Partnership was accepting contributions for Series B units. The Partnership has been closed to Series A units contributions since October 31, 2005.

The purchase price of a unit is the net asset value per unit as of the end of each calendar month. Net asset value per unit is calculated as the net asset value at month-end divided by the number of outstanding units.

The Partnership accepts withdrawals on a monthly basis. Requests for withdrawal should be received by the General Partner no later than six business days prior to the end of the month in which an investor chooses to withdraw. Requests for withdrawal should be sent to the General Partner by email, fax, or overnight courier.